Pacer US Cash Cows Bond ETF
Schedule of Investments
January 31, 2025 (Unaudited)

CORPORATE BONDS - 98.2%	Par	Value
Communication Services - 6.9%
AT&T, Inc., 4.50%, 05/15/2035	$20,000	$18,538
Fox Corp.
6.50%, 10/13/2033	18,000	18,999
5.48%, 01/25/2039	20,000	19,054
5.58%, 01/25/2049	20,000	18,563
Nexstar Media, Inc.
5.63%, 07/15/2027 (a)	20,000	19,726
4.75%, 11/01/2028 (a)	21,000	19,802
Playtika Holding Corp., 4.25%, 03/15/2029 (a)	22,000	20,290
		134,972

Consumer Discretionary - 17.8%
BorgWarner, Inc.
5.40%, 08/15/2034	20,000	19,765
4.38%, 03/15/2045	24,000	19,474
Dick's Sporting Goods, Inc., 4.10%, 01/15/2052	26,000	18,914
Gap, Inc.
3.63%, 10/01/2029 (a)	21,000	19,103
3.88%, 10/01/2031 (a)	23,000	20,172
Kohl's Corp., 4.63%, 05/01/2031 (b)	24,000	19,210
Lear Corp., 5.25%, 05/15/2049	21,000	18,158
Leggett & Platt, Inc.
3.50%, 11/15/2027	21,000	19,985
4.40%, 03/15/2029	21,000	19,906
3.50%, 11/15/2051	29,000	17,944
Newell Brands, Inc.
6.63%, 09/15/2029	20,000	20,516
7.00%, 04/01/2046 (b)	23,000	22,185
Tapestry, Inc.
5.10%, 03/11/2030	19,000	18,872
3.05%, 03/15/2032	21,000	18,018
Under Armour, Inc., 3.25%, 06/15/2026	20,000	19,414
VF Corp.
2.80%, 04/23/2027	21,000	19,838
2.95%, 04/23/2030	23,000	20,081
William Carter Co., 5.63%, 03/15/2027 (a)	18,000	17,919
		349,474

Consumer Staples - 9.7%
Altria Group, Inc.
3.40%, 02/04/2041	26,000	18,859
3.88%, 09/16/2046	26,000	18,955
5.95%, 02/14/2049	19,000	18,529
4.45%, 05/06/2050	24,000	18,605
Conagra Brands, Inc.
5.30%, 11/01/2038	20,000	18,832
5.40%, 11/01/2048	21,000	19,032
Pilgrim's Pride Corp.
4.25%, 04/15/2031	21,000	19,491
3.50%, 03/01/2032	23,000	19,907
6.25%, 07/01/2033	19,000	19,487
6.88%, 05/15/2034	18,000	19,253
		190,950

Energy - 22.3%
Cheniere Energy, Inc., 5.65%, 04/15/2034	19,000	18,994
Devon Energy Corp.
5.20%, 09/15/2034	20,000	18,973
5.00%, 06/15/2045	22,000	18,419
5.75%, 09/15/2054	21,000	18,963
Diamondback Energy, Inc.
6.25%, 03/15/2053	19,000	18,997
5.75%, 04/18/2054	20,000	18,778
5.90%, 04/18/2064	20,000	18,778
EQT Corp., 5.75%, 02/01/2034	20,000	20,009
Kinder Morgan Energy Partners LP
5.50%, 03/01/2044	20,000	18,567
5.40%, 09/01/2044	21,000	19,132
Kinder Morgan, Inc.
5.55%, 06/01/2045	21,000	19,561
5.20%, 03/01/2048	22,000	19,452
Occidental Petroleum Corp.
6.45%, 09/15/2036	19,000	19,491
6.20%, 03/15/2040	19,000	18,756
6.60%, 03/15/2046	19,000	19,148
6.05%, 10/01/2054	19,000	17,921
Ovintiv, Inc., 6.25%, 07/15/2033	19,000	19,485
Phillips 66 Co., 5.65%, 06/15/2054	17,000	16,018
Range Resources Corp., 8.25%, 01/15/2029	19,000	19,554
Weatherford International Ltd., 8.63%, 04/30/2030 (a)	20,000	20,742
Williams Cos., Inc.
5.40%, 03/04/2044	20,000	18,780
5.75%, 06/24/2044	19,000	18,429
4.90%, 01/15/2045	22,000	19,178
		436,125

Health Care - 14.5%
Amgen, Inc., 5.51%, 03/02/2026	20,000	20,004
CVS Health Corp.
4.13%, 04/01/2040	24,000	19,113
6.00%, 06/01/2044	20,000	19,192
5.88%, 06/01/2053	20,000	18,633
6.00%, 06/01/2063	20,000	18,598
DaVita, Inc., 6.88%, 09/01/2032 (a)	20,000	20,280
Fortrea Holdings, Inc., 7.50%, 07/01/2030 (a)	20,000	20,079
Mylan, Inc., 5.20%, 04/15/2048	23,000	19,098
Royalty Pharma PLC
3.30%, 09/02/2040	26,000	18,957
3.55%, 09/02/2050	28,000	18,661
3.35%, 09/02/2051	30,000	19,056
5.90%, 09/02/2054	19,000	18,109
Utah Acquisition Sub, Inc., 5.25%, 06/15/2046	23,000	19,345
Viatris, Inc.
3.85%, 06/22/2040	26,000	19,491
4.00%, 06/22/2050	28,000	18,985
		287,601

Industrials - 4.5%
AGCO Corp., 5.80%, 03/21/2034	19,000	19,074
MasTec, Inc., 5.90%, 06/15/2029	19,000	19,357
Owens Corning
4.30%, 07/15/2047	24,000	19,297
5.95%, 06/15/2054	12,000	12,034
WESCO Distribution, Inc., 7.25%, 06/15/2028 (a)	19,000	19,361
		89,123

Information Technology - 10.6%
Amkor Technology, Inc., 6.63%, 09/15/2027 (a)	20,000	20,041
Arrow Electronics, Inc.
2.95%, 02/15/2032	23,000	19,515
5.88%, 04/10/2034	19,000	19,027
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	22,000	20,203
DXC Technology Co., 2.38%, 09/15/2028	23,000	20,868
Hewlett Packard Enterprise Co., 6.35%, 10/15/2045 (b)	18,000	18,783
Jabil, Inc., 3.00%, 01/15/2031	22,000	19,363
Marvell Technology, Inc., 1.65%, 04/15/2026	12,000	11,554
Qorvo, Inc., 4.38%, 10/15/2029	21,000	19,852
Skyworks Solutions, Inc., 3.00%, 06/01/2031	23,000	19,870
TD SYNNEX Corp., 6.10%, 04/12/2034	19,000	19,527
		208,603

Materials - 11.9%
Berry Global, Inc.
1.57%, 01/15/2026	21,000	20,346
5.80%, 06/15/2031 (a)	19,000	19,523
5.65%, 01/15/2034 (a)	20,000	20,248
CF Industries, Inc., 5.38%, 03/15/2044	21,000	19,597
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027	20,000	20,026
6.75%, 04/15/2030 (a)	19,000	18,912
7.00%, 03/15/2032 (a)	20,000	19,951
Dow Chemical Co.
4.63%, 10/01/2044	23,000	19,379
5.55%, 11/30/2048	20,000	18,747
6.90%, 05/15/2053	17,000	18,679
LYB International Finance BV, 4.88%, 03/15/2044	22,000	19,004
Southern Copper Corp., 5.88%, 04/23/2045	19,000	18,499
		232,911
TOTAL CORPORATE BONDS (Cost $1,955,741)		1,929,759

TOTAL INVESTMENTS - 98.2% (Cost $1,955,741)		1,929,759
Other Assets in Excess of Liabilities - 1.8%		35,729
TOTAL NET ASSETS - 100.0%		$1,965,488
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LP - Limited Partnership
PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2025, the value of these securities total $296,149 or 15.1% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Pacer US Cash Cows Bond ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$1,929,759	$–	$1,929,759
Total Investments	$–	$1,929,759	$–	$1,929,759

Refer to the Schedule of Investments for further disaggregation of investment categories.